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                              BT INVESTMENT FUNDS
                               One South Street
                           Baltimore, Maryland 21202

                                 July 3, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT INVESTMENT FUNDS (the "Trust")
     International Equity Fund--Class A, B and C Shares
     1933 Act File No. 33-07404
     1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the prospectus and statement of additional information, dated June 29, 2001, do not differ from the forms of the prospectus and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 84 on June 29, 2001.

If you have any questions regarding this certification, please call Jeffery Engelsman at (410) 895-3824.


                    Very truly yours,

                    /s/ Daniel O. Hirsch


                    Daniel O. Hirsch
                    Secretary